Related Party Transactions (Details) - Schedule of remuneration of directors and key management personnel - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Payments to key management personnel:
Salaries, consulting and directors’ fees	$ 851,262	$ 626,923
Share-based payments	1,792,129	490,946
Total	$ 2,643,391	$ 1,117,869